SEMIANNUAL
                              REPORT
                      MARCH 31, 2000
                         (Unaudited)

  [Penn Cap High Yield Logo Omitted]

  [Penn Cap High Yield Logo Omitted]

-------------------------------------------
Penn Capital Strategic High Yield Bond Fund
-------------------------------------------

INVESTMENT REVIEW
PENN CAPITAL STRATEGIC HIGH YIELD BOND FUND--FIRST QUARTER 2000
---------------------------------------------------------------

PORTFOLIO OBJECTIVE
The Penn Capital Strategic High Yield Bond Fund seeks to maximize income through high current yield and, as a secondary objective, to produce above average capital appreciation. The Fund invests primarily in a diversified portfolio of high yield bonds and other high yield instruments.

MARKET REVIEW
In a quarter characterized by a clear lack of investor interest in the taxable bond market, the Penn Capital Strategic High Yield Bond Fund once again outperformed its benchmark, the Credit Suisse First Boston High Yield index, in the first quarter of 2000. For the period January 1, 2000, through March 31, 2000, the Fund posted a total return of 5.44% compared to (1.29%) for the Credit Suisse First Boston Index.

The Funds outperformance is clearly a function of executing the process: maintaining a well-diversified portfolio (currently over 90 companies), active management, continuous credit research, and strategic weightings in key industries. Of the four elements mentioned, we believe our credit research process is the most important. Our portfolio team is in constant communication with company management and operations. This focus on continuous contact provides us with the necessary tools to execute the remaining elements of the process. Whether it be identifying an opportunity to overweight or averting a potential default, our credit research is the basis for achieving a well balanced, strategically weighted portfolio.

From a broad market perspective, high yield bond performance continues to be driven by a lack of demand, as well as, concerns over rising interest rates. Outflows from high yield mutual funds continue, albeit at a slower pace than earlier in the year. The flow of bond fund money into equity funds has waned recently, which could be an encouraging sign for high yield. If this trend continues, technicals will once again begin to favor the high yield bond market.

The most encouraging news for high yield investors is that the current oversold situation has created one of the most attractive yield premium opportunities in the history of the asset class. On a percentage basis, high yield investors are currently receiving a 100% yield premium over treasury bonds of similar maturity. Although spreads are historically wide across all sectors, the single-B and split single-B sectors are especially attractive, offering investors current yields of 12% to 17%.

Most market strategists agree that, given current valuations, the return potential of a domestic high yield portfolio far outweigh the risks; which are principally the economy, individual company performance, and monetary conditions. Simply put, now is currently an excellent time to be investing in high yield bonds: the market is cheap, most of the risk has been extracted, and today's investors would garner a 12% yield while they wait for a rally.

Sincerely,

/s/RICHARD A. HOCKER

Richard A. Hocker

CHIEF INVESTMENT OFFICER

STATEMENT OF NET ASSETS                                 PENN CAPITAL FUNDS
March 31, 2000                                                 (Unaudited)

                                                          Face
PENN CAPITAL STRATEGIC                                   Amount    Value
HIGH YIELD BOND FUND                                      (000)    (000)
--------------------------------------------------------------------------
CORPORATE BONDS (68.3%)
AIRLINES (3.3%)
   Aircraft Service International Group
       11.000%, 08/15/05                                 $  265  $    231
   Airtran Airways  (A)
       10.410%, 04/01/17                                    250       237
   Constellation Finance (A)
        9.800%, 12/14/02                                    455       419
   US Air
        9.625%, 09/01/03                                     40        37
   Valujet
       10.250%, 04/15/01                                    520       467
                                                                 --------
                                                                    1,391
                                                                 --------
APPAREL/TEXTILES (2.4%)
   Coyne International Enterprises
       11.250%, 06/01/08                                    420       341
   Tropical Sportswear
     International, Ser A
       11.000%, 06/15/08                                    730       677
                                                                 --------
                                                                    1,018
                                                                 --------
AUTOMOTIVE & TRUCK PARTS (3.5%)
   Exide
       10.000%, 04/15/05                                    350       334
   Exide Cv (A)
        2.900%, 12/15/05                                  1,365       785
   Hayes Wheels International
       11.000%, 07/15/06                                    125       127
   JH Haefner
       10.000%, 05/15/08                                    245       199
   Lear  (A)
        7.960%, 05/15/05                                     30        28
                                                                 --------
                                                                    1,473
                                                                 --------
BROADCASTING, NEWSPAPERS & ADVERTISING (4.0%)
   Cd Radio/Sirrus Satellite Radio
       14.500%, 05/15/09                                    195       180
   Garden State Newspapers, Ser B
        8.750%, 10/01/09                                    185       167
   Jones International Network
       11.750%, 07/01/05                                  1,195     1,204
   XM Satellite Radio
       14.000%, 03/15/10                                    150       144
                                                                 --------
                                                                    1,695
                                                                 --------

                                                         Face
                                                        Amount      Value
                                                         (000)      (000)
--------------------------------------------------------------------------------
CABLE (1.1%)
   Northland Cable Television
       10.250%, 11/15/07                                 $  355    $  343
   Scott Cable Communications,
     Ser B (C)
     07/18/02                                               165        46
   Telewest Communications
        9.625%, 10/01/06                                     90        87
                                                                 --------
                                                                      476
                                                                 --------
COMMUNICATIONS EQUIPMENT (0.5%)
   Dictaphone
       11.750%, 08/01/05                                    190       188
   Williams Communications Group
       10.875%, 10/01/09                                     10        10
                                                                 --------
                                                                      198
                                                                 --------
CONTAINERS  PAPER & PLASTIC (0.2%)
   Packaged Ice
        9.750%, 02/01/05                                    135       112
                                                                 --------
COSMETICS & TOILETRIES (2.5%)
   Chattem, Ser B
        8.875%, 04/01/08                                    130       110
   Drypers, Ser B
       10.250%, 06/15/07                                  1,220       961
                                                                 --------
                                                                    1,071
                                                                 --------
ENVIRONMENTAL SERVICES (1.0%)
   Waste Management
        8.750%, 05/01/18                                     80        72
   Waste Systems
       11.500%, 01/15/06                                    355       341
                                                                 --------
                                                                      413
                                                                 --------
FINANCIAL SERVICES (0.2%)
   RBF Finance (A)
       11.000%, 03/15/06                                     35        37
   Trump Castle Funding
       11.750%, 11/15/03                                     50        40
                                                                 --------
                                                                       77
                                                                 --------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                       PENN CAPITAL FUNDS
March 31, 2000                                                       (Unaudited)

                                       Face
PENN CAPITAL STRATEGIC                Amount     Value
HIGH YIELD BOND FUND                   (000)     (000)
--------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO (1.8%)
   Chiquita Brands International
        9.125%, 03/01/04              $  140    $  116
   Heileman Acquisition (C)*
       01/31/04                           20        --
   Pantry
       10.250%, 10/15/07                 325       287
   Tom's Foods
       10.500%, 11/01/04                 410       348
                                                ------
                                                   751
                                                ------
GAMING (3.3%)
   Aladdin Gaming (D)
       17.968%, 03/01/10               1,650       825
   Autotote, Ser B
       10.875%, 08/01/04                 220       219
   Hollywood Park, Ser B
        9.250%, 02/15/07                  15        15
   Mohegan Tribal Gaming
        8.750%, 01/01/09                 215       206
   Penn National Gaming
       10.625%, 12/15/04                 125       126
                                                ------
                                                 1,391
                                                ------
HOTELS & LODGING (0.3%)
   Hollywood Casinos
       11.250%, 05/01/07                 125       126
                                                ------
INSTRUMENTS SCIENTIFIC (0.2%)
   Fisher Scientific International
        9.000%, 02/01/08                  85        78
                                                ------
INTERNET SOFTWARE (0.4%)
   Psinet  (A)
       10.500%, 12/01/06                 175       168
                                                ------
MACHINERY (0.7%)
   Thermadyne Manufacturing
        9.875%, 06/01/08                 340       285
                                                ------
MANUFACTURING (2.7%)
   Di Industries  (A)
        8.875%, 07/01/07                 315       285
   Sun World International, Ser B
       11.250%, 04/15/04                 460       470

--------------------------------------------------------------------------------
                                      Face
                                     Amount      Value
                                      (000)      (000)
--------------------------------------------------------------------------------
   Unicco Service, Ser B
        9.875%, 10/15/07              $  387    $  366
                                                ------
                                                 1,121
                                                ------
MEDICAL PRODUCTS & SERVICES (1.8%)
   Global Health Services
       11.000%, 05/01/08               1,400       640
   Quorum Health
        8.750%, 11/01/05                 135       125
                                                ------
                                                   765
                                                ------
METAL / MINING OTHER (1.0%)
   TVX Gold Cv
        5.000%, 03/28/02                 625       441
                                                ------
OIL FIELD SERVICES (0.3%)
   Key Energy Services, Ser B
       14.000%, 01/15/09                 130       142
                                                ------
PETROLEUM & FUEL PRODUCTS (4.7%)
   Derlan Manufacturing
       10.000%, 01/15/07                  61        59
   Houston Exploration, Ser B
        8.625%, 01/01/08                 375       351
   Ocean Rig Norway
       10.250%, 06/01/08                 890       748
   Parker Drilling Cv
        5.500%, 08/01/04                 240       180
   Parker Drilling, Ser D
        9.750%, 11/15/06                 340       328
   Pride International (D)
     5.410%, 04/24/18                    870       332
                                                ------
                                                 1,998
                                                ------
PETROLEUM REFINING (2.7%)
   Great Lakes Carbon, Ser B
       10.250%, 05/15/08                 335       314
   Orion Refining
       10.000%, 11/15/04                 343       309
   Plains Resources, Ser B
       10.250%, 03/15/06                 225       216
   RBF Finance
       11.375%, 03/15/09                 295       313
                                                ------
                                                 1,152
                                                ------


The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                       PENN CAPITAL FUNDS
March 31, 2000                                                       (Unaudited)

                                       Face
PENN CAPITAL STRATEGIC                Amount     Value
HIGH YIELD BOND FUND                   (000)     (000)
--------------------------------------------------------------------------------
PROPANE DISTRIBUTION (0.1%)
   Ferrellgas Partners, Ser B
        9.375%, 06/15/06              $   45    $   44
                                                ------
REAL ESTATE / BUILDING (0.5%)
   Fortress Group
       13.750%, 05/15/03                 340       203
                                                ------
RETAIL (2.5%)
   Finlay Enterprises
        9.000%, 05/01/08                 440       395
   K-Mart, Ser K-1
        8.990%, 07/05/10                 260       258
   Phar-Mor
       11.720%, 09/11/02                 465       398
                                                ------
                                                 1,051
                                                ------
STEEL & STEEL WORKS (0.1%)
   Ak Steel
        9.125%, 12/15/06                  50        49
                                                ------
TELEPHONES & TELECOMMUNICATIONS (21.7%)
   Clearnet Communications (D)
       12.306%, 12/15/05                 315       315
   Gilat Satellite
        6.500%, 06/03/04                  60       169
   Golden Sky DBS (D)
       11.708%, 03/01/07               1,785     1,194
   Hyperion Telecommunication,
     Ser B (D)
       11.494%, 04/15/03                 250       228
   ICG Holding (D)
       13.393%, 09/15/05                 130       123
   ICG Holdings (D)
       14.151%, 05/01/06                 175       142
   ICG Services (D)
       14.540%, 05/01/08                 160        87
   ITC Deltacom
        4.500%, 05/15/06                 280       420
        9.750%, 11/15/08                  75        74
   Level 3 Communications
        9.125%, 05/01/08                 100        86
   Level 3 Communications (D)
       13.650%, 12/01/08                 275       151

                                      Face
                                     Amount      Value
                                      (000)      (000)
--------------------------------------------------------------------------------
   McCaw International (D)
       14.341%, 04/15/07             $ 1,380    $  992
   Microcell Telecommunications,
     Ser B  (D)
       11.786%, 06/01/06                 755       671
   Nextel Communication (A)
        4.750%, 07/01/07                  95       307
   Nextel Communications (D)
       11.381%, 02/15/08                 120        83
   Nextel Partners (D)
       13.038%, 02/01/09                 440       280
   Nextlink Communications (A)
       10.500%, 12/01/09                 365       349
   NTL Communications
        7.000%, 12/15/08                 430     1,056
   NTL Communications, Ser B
       11.500%, 10/01/08                  70        72
   Omnipoint
       11.625%, 08/15/06                 490       522
   Omnipoint, Ser A
       11.625%, 08/15/06                 195       208
   Pegasus Media and
     Communications, Ser B
       12.500%, 07/01/05                  85        91
   Powertel (D)
       12.030%, 02/01/06                 250       227
   Primus Telecommunications
       11.750%, 08/01/04                 315       303
   Satellites Mexicanos, Ser B
       10.125%, 11/01/04                 475       399
   Talton Holdings, Ser B
       11.000%, 06/30/07                 495       444
   Viatel
       11.250%, 04/15/08                 190       175
                                                ------
                                                 9,168
                                                ------
TRANSPORTATION/NON-AIR (4.8%)
   Atlantic Express
       10.750%, 02/01/04                 410       386
   Global Ocean Carriers (B)
       10.250%, 07/15/07                 105        47
   Holt Group Sr Nts
        9.750%, 01/15/06               1,305       809

      The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                      PENN CAPITAL FUNDS
March 31, 2000                                                      (Unaudited)

                                     Face
PENN CAPITAL STRATEGIC              Amount       Value
HIGH YIELD BOND FUND                 (000)       (000)

--------------------------------------------------------------------------------
   Sea Containers
        7.875%, 02/15/08           $  375       $  263
   TFM SA DE Cv
       10.250%, 06/15/07              515          509
                                                ------
                                                 2,014
                                                ------
TOTAL CORPORATE BONDS
   (Cost $29,678)                               28,871
                                                ------
PREFERRED STOCKS (22.0%)
BANKS (0.3%)
   Astoria Financial*                5,275         137
   Fidelity Federal Bank                30          --
                                                ------
                                                   137
                                                ------
CABLE (0.2%)
   CSC Holdings PIK*                   808          87
                                                ------
FINANCE (0.0%)
   Crown Castle Intl Corp*               4           4
                                                ------
MACHINERY (0.0%)
   Clark Material Handling*             53          --
                                                ------
MEDICAL PRODUCTS & SERVICES (2.2%)
   Laboratory  of America*           5,770         450
   MedPartners                      72,970         483
                                                ------
                                                   933
                                                ------
PETROLEUM REFINING (0.1%)
   Chesapeake Energy*                1,370          51
                                                ------
TELEPHONES & TELECOMMUNICATIONS
   Adelphia Business Solution*         933         924
   Echostar Communications           2,990       3,863
   Global Crossing Holdings (A)      3,325         358
   Global Crossing Holdings          2,000         195
   Nextel Communications
    PIK* 02/15/10                    9,330         891
   Omipoint                          2,190         408
   Pegasus Media and
     Communications*                 8,335       1,018
   Pegasus Media and
     Communications*                 4,195         438
                                                ------
                                                 8,095
                                                ------
TOTAL PREFERRED STOCKS
   (Cost $5,182)                                 9,307
                                                ------

                                                 Value
                                     Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCKS (7.6%)
AEROSPACE & DEFENSE (0.4%)
   BE Aerospace*                   $29,990      $  176
                                                ------
APPAREL/TEXTILES (0.6%)
   Dan River, Cl A*                 40,960         264
                                                ------
BROADCASTING, NEWSPAPERS & ADVERTISING (0.5%)
   Jones International Networks
     Ltd*                           15,500         194
                                                ------
COMESTRICS & TOILETRIES (0.0%)
   Drypers*                            725           1
                                                ------
ENVIRONMENTAL SERVICES (0.2%)
   Waste Systems International,
     Cl B*                          25,800          74
                                                ------
GAMING (0.6%)
   Argosy Gaming*                   18,550         264
                                                ------
INDUSTRIAL (0.0%)
   Haynes Holdings (A)*             34,960          17
                                                ------
PETROLEUM & FUEL PRODUCTS (0.9%)
   Nabors Industries*                9,281         360
                                                ------
TELEPHONES & TELECOMMUNICATIONS (4.4%)
   Clearnet, Cl A*                  14,710         606
   ICG Communications*               7,045         255
   Microcell Telecommunications*    19,425         862
   Pegasus Media and
     Communications*                   111          16
   Powertel*                         1,530         106
                                                ------
                                                 1,845
                                                ------
TOTAL COMMON STOCKS
   (Cost $2,374)                                 3,195
                                                ------
WARRANTS (0.0%)
   Allegiance Telecom*                  35           4
                                                ------
TOTAL WARRANTS
   (Cost $0)                                         4
                                                ------

  The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                      PENN CAPITAL FUNDS
March 31, 2000                                                       (Unaudited)

                                       Face
PENN CAPITAL STRATEGIC                Amount      Value
HIGH YIELD BOND FUND                   (000)      (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (0.2%)
   Morgan Stanley,
     5.80%, dated 3/31/00, matures
     4/03/00, repurchase price
     $69,123 (collateralized by
     U.S. Treasury Notes, par
     value $67,190 7.50%,
     matures 02/15/05: market
     value $70,839)                  $  69     $    69
                                               -------
TOTAL REPURCHASE AGREEMENTS
   (Cost $69)                                       69
                                               -------
TOTAL INVESTMENTS (98.1%)
   (Cost $37,303)                               41,446
                                               -------
OTHER ASSETS AND LIABILITIES, NET (1.9%)           788
                                               -------

NET ASSETS:
   Portfolio Capital (unlimited
     authorization -- no par value)
     based on 4,415,910 outstanding

     shares of beneficial interest              42,346
   Undistributed Net Investment Income               3
   Accumulated net realized loss
     on investments                             (4,258)
   Net unrealized appreciation
     on investments                              4,143
                                               -------
TOTAL NET ASSETS (100.0%)                      $42,234
                                               =======
   Net Asset Value, Offering and
     Redemption Price Per Share                  $9.56
                                               =======

 *  NON-INCOME PRODUCING SECURITY
(A) SECURITY SOLD WITH IN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THE PROGRAM OR OTHER "ACCREDITED INVESTORS".
(B) SECURITY IN DEFAULT ON INTEREST PAYMENTS.


PENN CAPITAL STRATEGIC
HIGH YIELD BOND FUND

--------------------------------------------------------------------------------
(C) SECURITY IN DEFAULT ON INTEREST AND PRINCIPAL PAYMENTS.

(D) DELAYED INTEREST (STEP-BONDS) -- REPRESENTS SECURITIES THAT REMAIN ZERO-COUPON SECURITIES UNTIL A PREDETERMINED DATE AT WHICH TIME THE STATED COUPON RATE BECOMES EFFECTIVE AND INTEREST BECOMES PAYABLE AT REGULAR INTERVALS. THE INTEREST RATE DISCLOSED REPRESENT YIELDS AT MARCH 31, 2000, BASED UPON THE ESTIMATED TIMING AND AMOUNT OF FUTURES INTEREST AND PRINCIPAL PAYMENTS.
CL -- CLASS
CV -- CONVERTIBLE
PIK -- PAYMENT-IN-KIND
SER -- SERIES

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    The accompanying notes are an integral part of the financial statements.


STATEMENT OF OPERATIONS (000)                                 PENN CAPITAL FUNDS
                                                                     (Unaudited)

                                                                                           PENN CAPITAL STRATEGIC
                                                                                            HIGH YIELD BOND FUND
                                                                                           ----------------------
                                                                                                10/1/99 THRU
                                                                                                   3/31/00
------------------------------------------------------------------------------------------------------------------
Investment Income:
   Interest ..................................................................                   $1,774
   Dividends..................................................................                       97
------------------------------------------------------------------------------------------------------------------
     Total Investment Income..................................................                    1,871
------------------------------------------------------------------------------------------------------------------
 Expenses:
   Investment Advisory Fees ..................................................                      114
   Investment Advisory Fee Waiver ............................................                      (64)
   Administrator Fees ........................................................                       33
   Custodian Fees ............................................................                        5
   Transfer Agent Fees .......................................................                       14
   Professional Fees .........................................................                        9
   Trustee Fees ..............................................................                       --
   Registration Fees .........................................................                        9
   Pricing Fees ..............................................................                        2
   Printing Fees .............................................................                       16
   Amortization of Deferred Organizational Costs...............................                       2
   Insurance and Other Fees....................................................                       1
------------------------------------------------------------------------------------------------------------------
     Total Expenses ..........................................................                      141
------------------------------------------------------------------------------------------------------------------
         Net Investment Income ...............................................                    1,730
------------------------------------------------------------------------------------------------------------------
   Net Realized Loss From Securities Sold ....................................                     (995)
   Net Unrealized Appreciation
     of Investment Securities ................................................                    4,330
------------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain
       on Investments ........................................................                    3,335
------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting
      from Operations ........................................................                   $5,065
------------------------------------------------------------------------------------------------------------------
Amounts designated as "--" are either $0 or have been rounded to $0.

      The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)                     PENN CAPITAL FUNDS

                                                                    (Unaudited)

                                                                                     PENN CAPITAL STRATEGIC
                                                                                      HIGH YIELD BOND FUND
                                                                                 -----------------------------
                                                                                 10/1/99 THRU    10/1/98 THRU
                                                                                    3/31/00         9/30/99
--------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income ...................................................      $  1,730        $  3,357
   Net Realized Loss on Securities Sold.....................................          (995)         (2,506)
   Net Unrealized Appreciation of
     Investment Securities .................................................         4,330           2,090
--------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting
       from Operations .....................................................         5,065           2,941
--------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income ...................................................        (1,727)         (3,364)
--------------------------------------------------------------------------------------------------------------
     Total Distributions ...................................................        (1,727)         (3,364)
--------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Proceeds from Shares Issued .............................................         5,276          35,705
   Proceeds from Shares Issued in Lieu of Cash Distributions................           924           2,157
   Cost of Shares Redeemed...................................................       (9,226)        (13,359)
--------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets From
     Capital Share Transactions.............................................        (3,026)         24,503
--------------------------------------------------------------------------------------------------------------
     Total Increase in Net Assets ..........................................           312          24,080
--------------------------------------------------------------------------------------------------------------
Net Assets:
     Beginning of Period....................................................        41,922          17,842
--------------------------------------------------------------------------------------------------------------
     End of Period(1) ......................................................       $42,234         $41,922
==============================================================================================================
Shares Issued and Redeemed:
   Issued ..................................................................           583           3,991
   Issued in Lieu of Cash Distributions.....................................           101             241
   Redeemed..................................................................       (1,023)         (1,478)
--------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Share Transactions............................          (339)          2,754
--------------------------------------------------------------------------------------------------------------
(1) Includes undistributed net investment income of $3 as of March 31, 2000.

      The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                         PENN CAPITAL FUNDS
                                                                    (Unaudited)

For a Share Outstanding Throughout the Period




            Net                       Realized and                                         Net                              Net
           Asset                       Unrealized    Distributions    Distributions       Asset                           Assets
           Value            Net       Gain (Loss)      from Net           from            Value                             End
         Beginning      Investment        on          Investment         Capital           End           Total           of Period
        of Period        Income       Investments      Income            Gains         of Period        Return+           (000)
        ---------       ---------    ------------    ----------      ------------      ---------      -----------       --------
-------------------------------------------
PENN CAPITAL STRATEGIC HIGH YIELD BOND FUND
-------------------------------------------
2000*    $ 8.82           0.38            0.74          (0.38)            --             $9.56          13.64%          $42,234
1999(2)  $ 8.91           0.83           (0.09)         (0.83)            --             $8.82           8.65%          $41,922
1998(1)  $10.00           0.37           (1.09)         (0.37)            --             $8.91          (7.23)%         $17,842


                                                                  Ratio of Net
                                             Ratio of              Investment
                                             Expenses              Income to
                      Ratio of Net          to Average               Average
     Ratio             Investment           Net Assets             Net Assets
  of Expenses            Income             (Excluding             (Excluding          Portfolio
  to Average           to Average           Waivers and            Waivers and          Turnover
 Net Assets           Net Assets         Reimbursements)        Reimbursements)          Rate
 -----------          -----------        ---------------        ---------------        --------
    0.68%                8.38%                0.99%                  8.07%              36.27%
    0.68%                9.11%                1.14%                  8.65%              96.98%
    0.68%               10.04%                2.09%                  8.63%              29.19%

 *  For the six-month period ended March 31. All ratios are for the period and have been annualized.
 +  Returns are for the period indicated and have not been annualized.
(1) Commenced operations on March 1, 1998. All ratios are for the period and have been annualized.
(2) On January 25, 1999, shareholders of the Alpha Select Penn Capital High
    Yield Bond Fund (the "Fund") approved a tax-free reorganization under which all assets and liabilities of the Fund were transferred to the TIP Penn Capital High
    Yield Bond Fund.

Amounts designated as "--" are either $0 or have been rounded to $0.

     The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                                PENN CAPITAL FUNDS
March 31, 2000                                                      (Unaudited)

1.  ORGANIZATION:
TIP FUNDS (the "Trust") a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with 19 portfolios. The financial statements included herein are for the Penn Capital Strategic High Yield Bond Fund, (the "Fund"). The Fund is registered to offer two classes of shares, Institutional Shares and Adviser Shares. As of March 31, 2000, the advisory shares had not yet commenced operations. The financial statements of the remaining portfolios are presented separately. The assets of the Fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies, and strategies.

2.  SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of the significant accounting policies followed by the Fund.
     SECURITY VALUATION -- Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Fixed income securities for which market prices are not readily available may be valued pursuant to guidelines established by the Board of Trustees.

     FEDERAL INCOME TAXES -- It is the Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

     SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Income from payment-in-kind and step-up bonds is recorded based on the effective interest method. The cost of these securities has been adjusted to reflect in-kind interest income. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

     NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated on each business day, by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

NOTES TO FINANCIAL STATEMENTS (Continued)                    PENN CAPITAL FUNDS
March 31, 2000                                                      (Unaudited)

     EXPENSES -- Expenses that are directly related to the Fund are charged to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid monthly to Shareholders. Any net realized capital gains on sales of securities are distributed to Shareholders at least annually.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations. Certain book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

3.   ORGANIZATION COSTS AND TRANSACTIONS WITH AFFILIATES:
Organization costs have been capitalized by the Fund and are being amortized over a period of sixty months. In the event any of the initial shares of the Fund are redeemed by any holder thereof during the period that such Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers and trustees of the Trust.

4.  ADMINISTRATION, SHAREHOLDER SERVICING, AND DISTRIBUTION AGREEMENTS:
The Trust and the Administrator are parties to an agreement under which the Administrator provides management and administrative services for an annual fee. For these administrative services, the Administrator is entitled to a fee from the Fund, which is calculated daily and paid monthly, at an annual rate of .09% of the Trust's average daily net assets up to $250 million, .07% on the next $250 million, .06% on the next $250 million, .05% on the next $1.25 billion and
 .04% of such assets in excess of $2 billion. The Fund is subject to a minimum annual fee of $65,000 for the first class of shares and $15,000 for each additional class of shares, which may be reduced at the sole discretion of the Administrator.

DST Systems, Inc., (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

The Trust and the Distributor are parties to a Distribution Agreement dated April 28, 1996. The Distributor receives no fees for its distribution services under this agreement.

NOTES TO FINANCIAL STATEMENTS (Concluded)                    PENN CAPITAL FUNDS
March 31, 2000                                                      (Unaudited)

5.  INVESTMENT ADVISORY AGREEMENT:
For its services, Penn Capital Management Company, Inc. (the "Adviser") is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .55% of the average daily net assets of the Strategic High Yield Bond Fund. Penn Capital has voluntarily agreed to waive all or a portion of its fee and to reimburse expenses of the Strategic High Yield Bond Fund in order to limit its total operating expenses (as a percentage of average daily net assets on an annualized basis) to not more than .68%. Penn Capital reserves the right, in its sole discretion, to terminate these voluntary fee waivers and reimbursements at any time.

6.  INVESTMENT TRANSACTIONS:
The cost of security purchases and the proceeds from security sales other than short-term investments for the period ended March 31, 2000, are as follows
(000):

                                PENN CAPITAL STRATEGIC
                                 HIGH YIELD BOND FUND
                                 --------------------
Purchases ...............              $13,991
Sales ...................              $13,860

At March 31, 2000, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at March 31, 2000, are as follows (000):

                                PENN CAPITAL STRATEGIC
                                 HIGH YIELD BOND FUND
                                 --------------------
Aggregate gross unrealized
   appreciation .................     $ 7,042
Aggregate gross unrealized
   depreciation .................      (2,899)
                                      -------
Net unrealized depreciation .....     $ 4,143
                                      =======

For Federal income tax purposes the fund had a capital loss carryforward of $1,140,491 at March 31, 2000 which may be carried forward and applied against future capital gains. The capital loss carryforward expires in 2007.

7.  IN KIND TRANSFERS OF SECURITIES (000)
During the period ended September 30, 1998, Strategic High Yield Bond Fund issued 1,047 shares of beneficial interest in exchange for portfolio securities from certain accounts managed by Penn Capital at their current value of $11,169, which includes $243 of net unrealized loss.

8.  CONCENTRATION OF CREDIT RISK
The Strategic High Yield Bond Fund invests primarily in fixed income securities that are not rated or that are rated below investment grade (I.E., Ba1 or lower rating by Moody's and/or BB+ or lower by S&P), including securities of issuers subject to proceedings under the Federal Bankruptcy Code. The market for such securities is relatively inefficient due to its complexity and the limited availability of information on such securities.

                                      NOTES

                                                             [BLANK PAGE]

TRUST

TIP Funds
P.O. Box 419805
Kansas City, MO 64141-6805

INVESTMENT ADVISER
Penn Capital Management Company, Inc.

DISTRIBUTOR
SEI Investments Distribution Co.

ADMINISTRATOR
SEI Investments Mutual Funds Services

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT AUDITORS
Ernst & Young LLP

To open an account, receive account information, make inquiries, or request literature:

1-800-224-6312

THIS REPORT WAS PREPARED FOR SHAREHOLDERS IN THE
PENN CAPITAL FUNDS. IT MAY BE DISTRIBUTED TO
OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A




PROSPECTUS, WHICH CONTAINS DETAILED INFORMATION.

PEN-f-009-02